Income Taxes (Tables)	12 Months Ended
Jul. 31, 2019
Income Tax Disclosure [Abstract]
Deferred income taxes

Deferred income taxes consist of the following:

	July 31,
	2019	2018
Net operating loss carryforwards	$64,308,679	$59,296,530
Other temporary differences	1,812,190	(102,273)
Intangible assets	2,173,419	2,518,572
Total Deferred Tax Assets	68,294,288	61,712,829
Valuation Allowance	(68,294,288)	(61,712,829)
Deferred Tax Liabilities
Intangible assets	(—)	(—)
Other temporary differences	—	—
Total Deferred Tax Liabilities	—	—
Net Deferred Income Taxes	$—	$—

Reconciliation of effective tax rate

A reconciliation of the United States Federal Statutory rate to the Company’s effective tax rate for the years ended July 31, 2019 and 2018 is as follows:

	July 31,
	2019	2018
Federal statutory rate	(21.0)%	(26.5)%
Increase (decrease) in income taxes resulting from:
Change in fair value of purchase consideration	(40.2)	28.5
Expiration of net operating loss carryforward	9.9	—
Other	2.4	0.9
Tax rate change	—	(88.7)
Change in valuation allowance	48.9	85.8
Effective tax rate	—%	—%